Stock-Based Compensation	12 Months Ended
Jun. 30, 2016
Stock-Based Compensation

12. Stock-Based Compensation

The shareholders of the Company approved the adoption by STA Holdings of the EIP, at the annual general meeting held on December 8, 2005. As part of the 2005 EIP formation, the shareholders approved an initial allotment of 717,747 Class B Series Two common shares of STA Holdings. On November 13, 2008, an additional allotment of 1,446,291 Class B Series Two common shares was approved by the shareholders, which have been granted to management. These shares are accounted for as a liability upon issuance, as a result of a put option they contain, which may be granted to management.

On March 5, 2010, STA Holdings amended its Certificate of Incorporation in order to differentiate those Class B common shares issued pursuant to the EIP while the Company was under the IPS structure from those issued and those to be issued subsequent to the end of the IPS structure. Pursuant to the amendment, the authorized Class B Series Two common shares were split into Class B Series Two common shares, which have been issued pursuant to the EIP during the period the IPS structure was in place, and Class B Series Three common shares, which will be utilized for all future share grants under the EIP, subsequent to March 5, 2010. On November 8, 2012, an additional allotment of 2,265,000 Class B Series Three common shares was approved by the shareholders. In May 2015, the Company redeemed all of the remaining Class B Series Two common shares by exchanging the outstanding Class B Series Two common shares for Class B Series Three common shares, based on the fair market value of each class of shares. This non-cash exchange resulted in approximately 1.57 Class B Series Three common shares being issued for each Class B Series Two common share outstanding. The holders of the Class B Series Two common shares were entitled to receive dividends, as and when declared by the board of directors of STA Holdings, approximately equivalent to the distributions per IPS that were paid historically to the holders of IPS’s. The holders of the Class B Series Three common shares are entitled to receive dividends, as and when declared by the board of directors of STA Holdings, approximately equivalent to the dividends received by the holders of STI common shares.

Pursuant to the liquidity provisions of the EIP, the holders of Class B Series Three common shares will have an option to “put” up to one third of the shares awarded each year back to the Company, starting one year immediately following the grant.

Class B common shares granted are fully vested on the grant date. These shares are classified as a liability and re-measured at fair value at the end of each reporting period. Changes in fair value and dividends on the Class B common shares are recorded as a component of other income, in the consolidated statement of operations. The Company recorded an expense of $1.4 million and income of $3.3 million for the years ended June 30, 2016 and 2015, respectively, associated with the change in fair value on the Class B common shares, which are recorded as a component of other income, in the consolidated statement of operations. The Company recorded $0.9 million in dividend payments for both of the years ended June 30, 2016 and 2015, which are recorded as a component of other income, in the consolidated statement of operations.

The following tables summarize the Class B Series Three common shares granted, shares withheld for income tax withholdings at the election of the participants, shares redeemed and shares outstanding pursuant to the EIP:

	For the year ended June 30, 2016
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2015	2,493,603	(902,392)	1,591,211
Grants	1,023,008	(417,536)	605,472
Redemptions	(139,912)	—	(139,912)

Shares outstanding at June 30, 2016	3,376,699	(1,319,928)	2,056,771

The Company recognized $4.0 million in non-cash stock based compensation expense related to the above grants during the year ended June 30, 2016, based on the estimated fair value of these shares on the grant date. Pursuant to the liquidity provision of the EIP plan, 139,912 shares were “put” back to the Company during the year ended June 30, 2016 for which the Company paid $0.7 million. The fair value of the Class B Series Three common shares outstanding at June 30, 2016 represents a liability of $10.5 million, of which $7.7 million is recorded in other current liabilities and represents the current value of those shares eligible to be put in the next twelve months pursuant to the EIP plan. The remaining balance is recorded in Class B Series Three common share liability.

	For the year ended June 30, 2015
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2014	2,071,993	(666,151)	1,405,842
Grants	663,620	(236,241)	427,379
Redemptions	(322,019)	—	(322,019)
B2/B3 Share exchange	80,009	—	80,009

Shares outstanding at June 30, 2015	2,493,603	(902,392)	1,591,211

The Company recognized $4.2 million in non-cash stock based compensation expense related to the above grants during the year ended June 30, 2015, based on the estimated fair value of these shares on the grant date. The additional 80,009 Class B Series Three common shares were issued in exchange for the remaining Class B Series Two common shares outstanding as discussed above. Pursuant to the liquidity provision of the EIP plan, 322,019 shares were “put” back to the Company during the year ended June 30, 2015 for which the Company paid $1.9 million. The fair value of the Class B Series Three common shares outstanding at June 30, 2015 represents a liability of $7.3 million, of which $5.4 million is recorded in other current liabilities and represents the current value of those shares eligible to be put in the next twelve months pursuant to the EIP plan. The remaining balance is recorded in Class B Series Three common share liability.

The following tables summarize the Class B Series Two common shares redeemed and shares outstanding pursuant to the EIP:

For the year ended June 30, 2015 Net shares outstanding
Shares outstanding at June 30, 2014	61,466
Redemptions	(10,777)
B2/B3 Share exchange	(50,689)

Shares outstanding at June 30, 2015	—

Pursuant to the liquidity provision of the EIP plan, 10,777 shares were “put” back to the Company during the year ended June 30, 2015 for which the Company paid $0.1 million. The remaining Class B Series Two common shares were exchanged for Class B Series Three common shares as discussed above.